Significant Accounting Policies	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies:

The accounting policies followed in the preparation of these Unaudited Interim Condensed Consolidated Financial Statements are the same with those applied in the preparation of the Company’s Consolidated Financial Statements for the year ended December 31, 2021. See Note 2 to the Company’s Consolidated Financial Statements for the year ended December 31, 2021, included in the 2021 Annual Report. There have been no material changes to these policies in the nine month period ended September 30, 2022, except as discussed below:

Recent Accounting Pronouncements:

In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU reduces the number of accounting models for convertible debt instruments by eliminating the cash conversion model. As compared with current U.S. GAAP, more convertible debt instruments will be reported as a single liability instrument and the interest rate of more convertible debt instruments will be closer to the coupon interest rate. The ASU also aligns the consistency of diluted Earnings Per Share (“EPS”) calculations for convertible instruments by requiring that (1) an entity use the if-converted method and (2) share settlement be included in the diluted EPS calculation for both convertible instruments and equity contracts when those contracts include an option of cash settlement or share settlement. The ASU is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The FASB has specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The Company adopted the standard within the period. The adoption of the standard did not have any effect on the Company’s Unaudited Interim Condensed Consolidated Financial Statements and related disclosures.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

2.	Significant Accounting Policies: - Continued:

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. The amendments in ASU No. 2021-04 provides guidance to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this ASU No. 2021-04 are effective for all entities for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted, including interim periods within those fiscal years. The Company adopted the standard within the period. The adoption of the standard did not have any effect on the Company’s Unaudited Interim Condensed Consolidated Financial Statements and related disclosures.

In July 2021, the FASB issued ASU No. 2021-05 Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments. The ASU amends the lessor lease classification guidance in ASC 842 for leases that include any amount of variable lease payments that are not based on an index or rate. If such a lease meets the criteria in ASC 842-10-25-2 through 25-3 for classification as either a sales-type or direct financing lease, and application of the sales-type or direct financing lease recognition guidance would result in recognition of a selling loss, then the amendments require the lessor to classify the lease as an operating lease. For public business entities that have adopted ASC 842 as of July 19, 2021, the amendments in ASU 2021-05 are effective for fiscal years beginning after December 15, 2021 and for interim periods within those fiscal years. The Company adopted the standard within the period. The adoption of the standard did not have any effect on the Company’s Unaudited Interim Condensed Consolidated Financial Statements and related disclosures.

Recent Accounting Pronouncements – Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU 2020-04 applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848). The amendments in this Update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. Amendments in this Update to the expedients and exceptions in Topic 848 capture the incremental consequences of the scope clarification and tailor the existing guidance to derivative instruments affected by the discounting transition. The amendments in this Update apply to all entities that elect to apply the optional guidance in Topic 848. ASU 2020-04 and ASU 2021-10 can be adopted as of March 12, 2020 through December 31, 2022. As of September 30, 2022, the Company has not yet elected any optional expedients provided in the standard and the Company does not currently have any contracts that have been changed to a new reference rate. The Company will apply the accounting relief as relevant contract and hedge accounting relationship modifications are made during the reference rate reform transition period and will continue to evaluate the potential impact of this standard on its consolidated financial statements.